CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock shares issued	74,122,997	64,122,997	64,122,997
Common stock, shares outstanding	74,122,997	64,122,997	64,122,997